INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of joint ventures [abstract]
Schedules of equity accounting method investments

Equity Accounting Method Investment Continuity
	Kibali	Jabal Sayid	Zaldívar	Other	Total
At January 1, 2021	$3,279	$369	$967	$55	$4,670
Equity pick-up from equity investees	219	159	68	—	446
Dividends received from equity investees	(231)	(146)	(142)	(1)	(520)
Shareholder loan repayment	—	—	—	(2)	(2)
At December 31, 2021	$3,267	$382	$893	$52	$4,594
Equity pick-up from equity investees	86	124	47	1	258
Dividends received from equity investees	(694)	(124)	(50)	(1)	(869)
At December 31, 2022	$2,659	$382	$890	$52	$3,983

In 2022, Kibali Goldmines SA repaid a portion of its shareholder loans after establishing an additional ongoing mechanism for the repatriation of cash from the Democratic Republic of Congo. For 2022, the repatriation of this cash has resulted in the payment of dividends of $694 million to the Barrick entity that holds the 45% interest in Kibali Goldmines SA.

Summarized Equity Investee Financial Information
	Kibali[2]		Jabal Sayid		Zaldívar
For the years ended December 31	2022	2021	2022	2021	2022	2021
Revenue	$1,328	$1,469	$539	$597	$781	$847
Cost of sales (excluding depreciation)	528	513	170	157	463	469
Depreciation	390	308	49	42	147	158
Finance expense (income)	—	—	—	1	1	(4)
Other expense (income)	104	38	4	(5)	32	25
Income before income taxes	$306	$610	$316	$402	$138	$199
Income tax expense	(121)	(125)	(67)	(84)	(44)	(61)
Net income	$185	$485	$249	$318	$94	$138
Total comprehensive income	$185	$485	$249	$318	$94	$138
Net income (net of non-controlling interests)	$172	$438	$249	$318	$94	$138

Summarized Balance Sheet
	Kibali[2]		Jabal Sayid		Zaldívar
For the years ended December 31	2022	2021	2022	2021	2022	2021
Cash and equivalents	$92	$1,116	$77	$85	$72	$171
Other current assets[1]	194	255	151	178	559	493
Total current assets	$286	$1,371	$228	$263	$631	$664
Non-current assets	3,905	3,959	405	419	2,013	2,031
Total assets	$4,191	$5,330	$633	$682	$2,644	$2,695
Current financial liabilities (excluding trade, other payables & provisions)	$13	$14	$9	$13	$90	$84
Other current liabilities	126	141	95	136	125	142
Total current liabilities	$139	$155	$104	$149	$215	$226
Non-current financial liabilities (excluding trade, other payables & provisions)	51	42	4	—	87	134
Other non-current liabilities	785	706	6	14	542	529
Total non-current liabilities	$836	$748	$10	$14	$629	$663
Total liabilities	$975	$903	$114	$163	$844	$889
Net assets	$3,216	$4,427	$519	$519	$1,800	$1,806
Net assets (net of non-controlling interests)	$3,095	$4,312	$519	$519	$1,800	$1,806
[1]Zaldívar other current assets include inventory of $443 million (2021: $384 million).
22021 figures have been changed to present Kibali’s summarized financial statements net of non-controlling interests of Kibali Jersey Limited, which is jointly controlled with Anglogold Ashanti and holds a 90% interest in Kibali Goldmines SA.
Schedule of reconciliation of summarized financial information to carrying value of equity investee

Reconciliation of Summarized Financial Information to Carrying Value
	Kibali	Jabal Sayid	Zaldívar
Opening net assets (net of non-controlling interests)[1]	$4,312	$519	$1,806
Income for the period (net of non-controlling interests)	172	249	94
Dividends received from equity investees	(1,389)	(249)	(100)
Closing net assets (net of non-controlling interests), December 31	$3,095	$519	$1,800
Barrick's share of net assets	1,548	259	900
Equity earnings adjustment	—	—	(10)
Goodwill recognition	1,111	123	—
Carrying value	$2,659	$382	$890
1Kibali’s opening net assets have been changed to present Kibali’s summarized financial statements net of non-controlling interests of Kibali Jersey Limited, which is jointly controlled with Anglogold Ashanti and holds a 90% interest in Kibali Goldmines SA.